Other receivable (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Other receivable
Other receivable	$ 18,442,831	$ 18,709,318
Less: allowance for credit losses	(18,442,831)	0
Other receivable, net	$ 0	$ 18,709,318